Share Based Compensation	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement [Abstract]
Share Based Compensation	Share-based Compensation
In February 2017, the Board adopted the 2017 Share Option Plan, or the 2017 Plan. The 2017 Plan was set to expire on February 21, 2027. The 2017 Plan provided for the grant of potentially tax-favored Enterprise Management Incentives, or EMI, options to the Company's U.K. employees and for the grant of options to its U.S. employees.
In June 2018, as part of the Company's reorganization and IPO, the Company’s board of directors and shareholders approved the 2018 Equity Incentive Plan, or the 2018 Plan. The initial maximum number of ordinary shares that may be issued under the 2018 Plan was 3,281,622. This number consists of 3,025,548 new ordinary shares and 256,074 ordinary shares that would have otherwise remained available for future grants under the 2017 Plan. The number of ordinary shares reserved for issuance under the 2018 Plan will automatically increase on October 1st of each year, for a period of not more than ten years, commencing on October 1, 2018 and ending on (and including) October 1, 2027, by an amount equal to the lesser of (i) 4% of the total number of ordinary shares outstanding on September 30th of the same calendar year or (ii) such fewer number of ordinary shares as the board of directors may designate prior to the applicable October 1st date.
The updated maximum number of ordinary shares that may be issued under the 2018 Plan is 15,340,772 as of December 31, 2022. The total shares issued under the 2018 Plan may be authorized but unissued shares, shares purchased on the open market, treasury shares or ADSs.
Share options granted under the 2018 Plan and 2017 Plan, as well as restricted shares granted as employee incentives, typically vest over a four-year service period with 25% of the award vesting on the first anniversary of the commencement date and the balance vesting monthly over the remaining three-years, unless the award contains specific performance vesting provisions.
For equity awards issued that have both a performance vesting condition and a services condition, once the performance criteria is achieved, the awards are then subject to a four-year service vesting with 25% of the award vesting on the first anniversary of the performance condition being achieved and the balance vesting monthly over the remaining three-years.
Share options granted under the 2018 Plan and 2017 Plan generally expire ten-years from the date of grant. For certain senior members of management and directors, the board of directors has approved an alternative vesting schedule.

Share Option Valuation
The assumptions (see Note 2) used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the years ended December 31, 2022, 2021 and 2020 were as follows:

	Year Ended December 31,
	2022	2021	2020
Expected option life (years)	5.27 to 6.08	5.27 to 6.08	5.27 to 6.08
Risk-free interest rate	2.20% to 4.23%	0.62% to 1.34%	0.31% to 1.66%
Expected volatility	78.73% to 84.79%	80.05% to 82.03%	76.38% to 81.45%
Expected dividend yield	0%	0%	0%

Share Options
The table below summarizes activity for the years ended December 31, 2022 and 2021.

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2020	5,611,429	$17.19	7.96	$4,262
Granted	4,155,375	7.11	—	—
Exercised	(196,069)	0.64	—	—
Forfeited	(1,798,280)	17.12	—	—
Outstanding as of December 31, 2021	7,772,455	$12.24	8.30	$1,007
Granted	3,792,160	3.19	—	—
Exercised	(162,864)	0.72	—	193
Forfeited	(1,090,951)	14.02	—	1
Outstanding as of December 31, 2022	10,310,800	$8.90	8.18	$96
Exercisable as of December 31, 2022	3,836,926	$15.22	6.81	$96
Vested and expected to vest as of December 31, 2022	10,310,800	$8.90	8.18	$96

The aggregate intrinsic value of share options is calculated as the difference between the exercise price of the share options and the fair value of the Company’s underlying ordinary shares for those share options that had exercise prices lower than the fair value of the Company’s underlying ordinary shares.
The weighted average grant-date fair value of share options granted was $2.24, $4.91 and $7.82 per option for the years ended December 31, 2022, 2021 and 2020 respectively.
As of December 31, 2022, the total unrecognized compensation expense related to unvested share options without performance conditions was $8.9 million, which the Company expects to recognize over a weighted average vesting period of 3.11 years.
Performance based share options
During the year ended December 31, 2021, the Company granted 1,602,500 share options with performance conditions related to specified clinical milestones of which 222,500 share options with performance conditions were forfeited. During the year ended December 31, 2021, 80,000 of these share options were modified to remove the performance conditions, thereby accelerating the vesting.
During the year ended December 31, 2022, the Company did not grant any share options with performance conditions. However, during the year ended December 31, 2022, 222,500 share options with performance conditions were forfeited. In addition, 120,000 performance based share options were modified during the year ended December 31, 2022 to remove the performance conditions, thereby accelerating the vesting, and associated share based compensation expense of $0.3 million.
As of December 31, 2022 and 2021, a performance condition related to these performance based share options was deemed probable. As a result, $1.1 million and $1.4 million share-based compensation expense was recognized for the years ended December 31, 2022 and 2021, respectively. As at December 31, 2022, the total unrecognized share-based compensation expense related to unvested share options with performance conditions was $3.9 million, which the Company expects to recognize over a weighted average vesting period of 2.81 years.
Restricted Ordinary Shares
The assumptions used in the Black Scholes option pricing model to determine the fair value of the ordinary shares for the following dates are as follows, refer to Note 2, "Summary of Significant Accounting Policies":

	March 2, 2016	April 26, 2017	September 25, 2017	March 31, 2018	May 31, 2018
Expected term	2.8 years	1.2 years	0.8 years	1.8 years	1.8 years
Risk-free interest rate	1.0%	1.0%	1.3%	2.1%	2.1%
Expected volatility	73.2%	76.6%	71.0%	71.0%	71.0%
Expected dividend yield	0%	0%	0%	0%	0%

A summary of the changes in the Company’s restricted ordinary shares during the years ended December 31, 2022 and 2021 are as follows and reflect the conversion of ordinary shares in the current and previous years.

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2020	90,383	$4.17
Granted	—
Vested	(90,383)	4.17
Forfeited	—
Unvested and outstanding at December 31, 2021	—	—
There are no changes to Company’s restricted ordinary shares during the year ended December 31, 2022. As of December 31, 2022 and 2021, there was no unrecognized share-based compensation expense related to restricted ordinary shares.
Restricted Stock Units
A restricted stock unit (“RSU”) award represents the right to receive one of the Company’s ADSs upon vesting of the RSU. The fair value of each RSU award is based on the closing price of the Company’s ADSs on the date of grant. The Company historically granted RSU awards with service conditions that vest over a three-year service period with 50% of the award vesting one-and-half years from grant date and the remaining 50% of the award vesting at the end of the third year. In January 2021, the Company awarded RSU awards that contained a performance condition based on a condition related to a specified clinical milestone. In March 2021, the Company awarded RSU awards with service conditions that vest over a four-year service period with 25% on the first anniversary of the grant date, and the balance vesting quarterly over the remaining three-years. In July 2021, the Company awarded RSU awards with service conditions that vest over a two-year period with 100% of the award vesting on the second anniversary of the grant date.
In 2022, RSUs awarded during the year typically vest over a four-year service period with 25% of the award vesting on the first anniversary of the commencement date and the balance vesting monthly over the remaining three-years. However, in September 2022, the Company awarded RSU awards with service conditions that vest over an eleven month period with 50% of the award vesting eight months from grant date and the remaining 50% of the award vesting at the end of the eleventh month. In addition, in December 2022, the Company awarded RSU awards with service conditions that vest over an fifteen month period with 50% of the award vesting twelve months from grant date and the remaining 50% of the award vesting at the end of the fifteenth month.
The following is a summary of RSU activity for the 2018 Plan for the years ended December 31, 2022 and 2021, respectively:

	Number of restricted units	Weighted average grant date fair value
Unvested and outstanding at December 31, 2020	415,000	$12.09
Granted	1,215,650	8.27
Vested	(204,500)	11.49
Forfeited	(336,500)	10.22
Unvested and outstanding at December 31, 2021	1,089,650	$8.63
Granted	294,800	2.43
Vested	(785,511)	8.61
Forfeited	(195,608)	9.25
Unvested and outstanding at December 31, 2022	403,331	$3.50
As of December 31, 2022, there was $0.7 million of unrecognized share-based compensation expense related to unvested RSUs without performance conditions, which are expected to be recognized over a weighted average period of 1.5 years.
During the year ended December 31, 2021, the Company awarded an aggregate of 1,020,000 RSU awards with a performance condition related to a specified clinical milestone. As of December 31, 2021, the related clinical milestone performance condition was determined to be probable and accordingly, $4.4 million share-base compensation expense was recognized.
During the year ended December 31, 2022, 617,500 of these RSU awards vested due to the achievement of a specified clinical milestone resulting in the recognition of $1.2 million share-based compensation expense. A further 60,000 of these RSU awards were modified during the year ended December 31, 2022 by removing the performance condition, thereby accelerating the vesting, and related share-based compensation expense of $0.2 million. An aggregate of 152,500 and 222,500 performance based RSU awards with performance conditions were forfeited during the year ended December 31, 2022 and 2021, respectively. As of December 31, 2022 there was no unrecognized share-based compensation expense.
During the year ended December 31, 2022, 749,832 RSU awards vested but were not issued as of December 31, 2022, and as such are not included in the Company's outstanding shares at December 31, 2022.
Share-based compensation expense
Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
Research and development	$7,171	$5,241	$12,992
General and administrative	4,849	4,696	7,115
Capitalized to intangible assets, net / property and equipment	(6)	—	(86)
Total share-based compensation expense	$12,014	$9,937	$20,021